Rule 497(e)
                                                              File Nos. 33-53368
                                                                   and 811-07290


                          BEAR STEARNS INVESTMENT TRUST
                SUPPLEMENT DATED DECEMBER 29, 1997 TO PROSPECTUS
                             DATED DECEMBER 24, 1997

The Prospectus is amended as follows:

         1. On the cover page, immediately under the heading "Emerging Markets Debt Portfolio", insert the following text: "Class A, Class B and C Shares".

         2. On the cover page, at the end of the page, insert the following text: "December 24, 1997".